Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) product	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 7,598	R 6,192	R 5,103
Segment Report	Segment report
Accounting policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). The CODM has been identified as the Group CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by an operational management team.

As of 1 July 2022, Tshepong North and Tshepong South are disclosed as separate operating segments based on the requirements of IFRS 8 Operating Segments. Refer to note 2 for more details.

After applying the qualitative and quantitative thresholds from IFRS 8 Operating Segments, the reportable segments were determined as: Tshepong North, Tshepong South, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Mponeng, Mine Waste Solutions and Hidden Valley. All other operating segments have been grouped together under all other surface operations.
41    Segment report continued
The CODM has been identified as the Group CEO's office consisting of the:
•Chief executive officer
•Financial director
•Executive director: Stakeholder relations and Corporate affairs
•Group Chief operating officer: Operations
•Group Chief operating officer: Business Development and Growth
•Chief financial officer: Treasury
•Senior executive: Enterprise risk and Investor relations
•Senior executive: Sustainable Development
•Senior executive: Human Capital
•Executive: Ore Reserve Management.

When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 42.
Segment report continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	7 036	5 779	6 048	4 515	4 038	3 842	2 521	1 741	2 206	5 125	4 324	4 008	1 167	894	633	6 668	6 508	7 166	920	959	903
Mponeng	7 845	5 620	4 750	4 997	4 487	2 938	2 848	1 133	1 812	4 630	4 433	4 321	704	605	493	7 449	6 086	5 446	884	840	683
Tshepong North[1]	3 530	3 429	3 540	2 701	2 894	2 777	829	535	763	2 226	2 049	4 273	553	1 038	746	3 354	3 793	4 237	795	988	944
Tshepong South[1]	3 607	2 922	2 674	2 395	2 190	2 088	1 212	732	586	2 043	1 730	2 268	514	476	366	3 431	3 229	3 182	506	573	614
Doornkop	4 384	3 106	3 077	3 009	2 453	2 140	1 375	653	937	3 624	3 222	2 994	716	491	425	4 213	3 444	3 670	898	874	851
Joel	2 044	1 411	1 199	1 616	1 308	1 124	428	103	75	1 306	1 244	1 166	231	225	172	1 947	1 556	1 424	435	434	359
Target 1	1 308	1 648	1 410	2 009	1 812	1 667	(701)	(164)	(257)	1 745	1 517	1 367	428	384	368	1 275	1 800	1 603	365	455	488
Kusasalethu	3 621	4 139	3 400	3 343	3 086	2 955	278	1 053	445	634	822	1 057	253	210	205	3 460	4 567	3 999	567	607	708
Masimong	2 053	1 733	1 636	1 724	1 504	1 427	329	229	209	16	17	26	47	49	29	1 961	1 910	2 012	470	486	510
Bambanani[2]	18	1 286	1 687	16	1 163	1 156	2	123	531	—	—	327	—	25	71	—	1 433	1 992	—	176	227
Surface
Mine Waste Solutions	2 689	2 642	1 889	1 809	1 588	1 137	880	1 054	752	2 060	1 027	1 031	932	264	70	2 804	2 899	2 057	23 067	23 443	17 665
All other surface operations	4 945	4 868	5 136	3 371	3 551	3 587	1 574	1 317	1 549	1 234	1 066	890	316	282	265	4 719	5 304	6 031	19 382	20 737	21 824
Total South Africa	43 080	38 583	36 670	31 505	30 074	27 020	11 575	8 509	9 650	24 643	21 451	23 728	5 861	4 943	3 843	41 281	42 529	43 066	48 289	50 572	45 833
International
Hidden Valley	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total international	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total operations	47 520	41 742	40 698	33 541	32 196	28 739	13 979	9 546	11 959	30 409	25 592	26 856	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
Reconciliation of segment information to the consolidated income statement and balance sheet	1 755	903	1 035	1 325	903	1 035	430	—	—	26 831	21 216	21 947	—	—	—	—	—	—	—	—	—
	49 275	42 645	41 733	34 866	33 099	29 774	14 409	9 546	11 959	57 240	46 808	48 803	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R41 million (2022: R22 million) (2021: R34 million).
*    Production statistics are unaudited.
[1]    The Tshepong Operations were split into Tshepong North and Tshepong South in order to optimise the profits of each operation following the halting of the sub-75 decline at Tshepong North and the resulting reduced Life of Mine. Refer to note 2 for more details.
[2]    The Bambanani operation closed during June 2022. The transactions in the current year relate to the inventory at 30 June 2022.
Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	47 520	41 742	40 698
Revenue per income statement	49 275	42 645	41 733
Other metal sales treated as by-product credits in the segment report	(1 325)	(903)	(1 035)
Toll treatment services	(430)	—	—
Production costs per segment report	(33 541)	(32 196)	(28 739)
Production costs per income statement	(34 866)	(33 099)	(29 774)
Other metal sales treated as by-product credits in the segment report	1 325	903	1 035

Production profit per segment report	13 979	9 546	11 959
Revenue not included in segments	430	—	—
Cost of sales items other than production costs	(4 669)	(8 828)	(5 715)
Amortisation and depreciation of mining assets	(3 355)	(3 622)	(3 777)
Amortisation and depreciation of assets other than mining assets	(99)	(61)	(98)
Rehabilitation expenditure	(32)	(136)	(135)
Care and maintenance cost of restructured shafts	(227)	(273)	(144)
Employment termination and restructuring costs	(597)	(218)	(332)
Share-based payments	(51)	(143)	(114)
Impairment of assets	—	(4 433)	(1 124)
Toll treatment costs	(323)	—	—
Other	15	58	9

Gross profit	9 740	718	6 244
Corporate, administration and other expenditure	(1 044)	(984)	(1 068)
Exploration expenditure	(506)	(214)	(177)
Gains/(losses) on derivatives	(194)	53	1 022
Foreign exchange translation gain/(loss)	(634)	(327)	670
Other operating expenses	(268)	(1)	(241)

Operating profit/(loss)	7 094	(755)	6 450
Gain on bargain purchase	—	—	303
Acquisition-related costs	(214)	—	(124)
Share of profit from associate	57	63	83
Investment income	663	352	331
Finance costs	(994)	(718)	(661)

Profit/(loss) before taxation	6 606	(1 058)	6 382
42    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	11 098	7 280	6 741
Mining assets (a)	1 080	943	757
Undeveloped property (b)	7 384	4 004	3 989
Other non-mining assets	516	510	411
Assets under construction (c)	2 118	1 823	1 584
Intangible assets	33	48	365
Restricted cash and investments	6 121	5 555	5 232
Investments in associates	111	125	126
Deferred tax assets	189	203	272
Other non-current assets	332	374	332
Derivative financial assets	269	137	328
Current assets
Inventories	3 265	2 818	2 542
Restricted cash and investments	41	27	67
Trade and other receivables	2 395	1 682	1 652
Derivative financial assets	110	519	1 471
Cash and cash equivalents	2 867	2 448	2 819
Total	26 831	21 216	21 947

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property, Eva Copper (refer to note 14) and Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.

Segment Report	Segment report continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Moab Khotsong	7 036	5 779	6 048	4 515	4 038	3 842	2 521	1 741	2 206	5 125	4 324	4 008	1 167	894	633	6 668	6 508	7 166	920	959	903
Mponeng	7 845	5 620	4 750	4 997	4 487	2 938	2 848	1 133	1 812	4 630	4 433	4 321	704	605	493	7 449	6 086	5 446	884	840	683
Tshepong North[1]	3 530	3 429	3 540	2 701	2 894	2 777	829	535	763	2 226	2 049	4 273	553	1 038	746	3 354	3 793	4 237	795	988	944
Tshepong South[1]	3 607	2 922	2 674	2 395	2 190	2 088	1 212	732	586	2 043	1 730	2 268	514	476	366	3 431	3 229	3 182	506	573	614
Doornkop	4 384	3 106	3 077	3 009	2 453	2 140	1 375	653	937	3 624	3 222	2 994	716	491	425	4 213	3 444	3 670	898	874	851
Joel	2 044	1 411	1 199	1 616	1 308	1 124	428	103	75	1 306	1 244	1 166	231	225	172	1 947	1 556	1 424	435	434	359
Target 1	1 308	1 648	1 410	2 009	1 812	1 667	(701)	(164)	(257)	1 745	1 517	1 367	428	384	368	1 275	1 800	1 603	365	455	488
Kusasalethu	3 621	4 139	3 400	3 343	3 086	2 955	278	1 053	445	634	822	1 057	253	210	205	3 460	4 567	3 999	567	607	708
Masimong	2 053	1 733	1 636	1 724	1 504	1 427	329	229	209	16	17	26	47	49	29	1 961	1 910	2 012	470	486	510
Bambanani[2]	18	1 286	1 687	16	1 163	1 156	2	123	531	—	—	327	—	25	71	—	1 433	1 992	—	176	227
Surface
Mine Waste Solutions	2 689	2 642	1 889	1 809	1 588	1 137	880	1 054	752	2 060	1 027	1 031	932	264	70	2 804	2 899	2 057	23 067	23 443	17 665
All other surface operations	4 945	4 868	5 136	3 371	3 551	3 587	1 574	1 317	1 549	1 234	1 066	890	316	282	265	4 719	5 304	6 031	19 382	20 737	21 824
Total South Africa	43 080	38 583	36 670	31 505	30 074	27 020	11 575	8 509	9 650	24 643	21 451	23 728	5 861	4 943	3 843	41 281	42 529	43 066	48 289	50 572	45 833
International
Hidden Valley	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total international	4 440	3 159	4 028	2 036	2 122	1 719	2 404	1 037	2 309	5 766	4 141	3 128	1 737	1 249	1 260	4 370	3 707	4 689	3 846	3 229	3 420
Total operations	47 520	41 742	40 698	33 541	32 196	28 739	13 979	9 546	11 959	30 409	25 592	26 856	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
Reconciliation of segment information to the consolidated income statement and balance sheet	1 755	903	1 035	1 325	903	1 035	430	—	—	26 831	21 216	21 947	—	—	—	—	—	—	—	—	—
	49 275	42 645	41 733	34 866	33 099	29 774	14 409	9 546	11 959	57 240	46 808	48 803	7 598	6 192	5 103	45 651	46 236	47 755	52 135	53 801	49 253
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu and Eva Copper of R41 million (2022: R22 million) (2021: R34 million).
*    Production statistics are unaudited.
[1]    The Tshepong Operations were split into Tshepong North and Tshepong South in order to optimise the profits of each operation following the halting of the sub-75 decline at Tshepong North and the resulting reduced Life of Mine. Refer to note 2 for more details.
[2]    The Bambanani operation closed during June 2022. The transactions in the current year relate to the inventory at 30 June 2022.

Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 7,598	6,192	5,103
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,737	1,249	1,260
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	1,737	1,249	1,260
Wafi-Golpu Joint Operation | Foreign operations
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment		R 22	R 34
Wafi-Golpu Joint Operation | Foreign operations | Eva Copper operations and related assets
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 41